Consolidated Statements of Changes in Shareholder's Equity - CAD ($)	Total	Common Shares [Member]	Warrants [Member]	Contributed Surplus [Member]	Accumulated Other comprehensive Income [Member]	Deficit [Member]
Beginning balance at Dec. 31, 2020	$ 59,423,106	$ 67,950,069	$ 0	$ 10,480,310	$ 0	$ (19,007,273)
Beginning balance (in shares) at Dec. 31, 2020		159,145,992
Shares issued upon exercise of stock options [note 21]	1,109,818	$ 1,473,818	0	(364,000)	0	0
Shares issued upon exercise of stock options [note 21] (in shares)		3,482,000
Conversion of loan into shares [note 21]	13,085,197	$ 13,085,197	0	0	0	0
Conversion of loan into shares [note 21] (in shares)		8,337,897
Share redemptions for cancellation [note 21]	$ (4,183,617)	$ (404,998)	0	0	0	(3,778,619)
Share redemptions for cancellation [note 22] (in shares)	(840,094)	(840,094)
Share-based payments	$ 9,762,745	$ 0	0	9,762,745	0	0
Other comprehensive income loss for the year	3,444	0	0	0	3,444	0
Net loss	(38,431,939)	0	0	0	0	(38,431,939)
Ending balance at Dec. 31, 2021	40,768,754	$ 82,104,086	0	19,879,055	3,444	(61,217,831)
Ending balance (in shares) at Dec. 31, 2021		170,125,795
Shares issued upon exercise of stock options [note 21]	1,412,799	$ 2,283,357	0	(870,558)	0	0
Shares issued upon exercise of stock options [note 21] (in shares)		2,440,000
Private placement [note 22]	$ 1,318,980	$ 1,095,780	223,200	0	0	0
Private placement (in shares) [note 22]		1,014,600
Share redemptions for cancellation [note 22] (in shares)	0
Share-based payments	$ 5,538,463	$ 0	0	5,538,463	0	0
Other comprehensive income loss for the year	(3,042)	0	0	0	(3,042)	0
Net loss	(32,167,027)	0	0	0	0	(32,167,027)
Ending balance at Dec. 31, 2022	$ 16,868,927	$ 85,483,223	$ 223,200	$ 24,546,960	$ 402	$ (93,384,858)
Ending balance (in shares) at Dec. 31, 2022		173,580,395